Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of debt

The Company’s net carrying amount of debt is comprised of the following:

	September 30,	December 31,
($ in thousands)	2025	2024
Term loan debt	$13,120	$7,950
Accumulated paid in-kind interest	452	—
Unamortized deferred finance costs and other reductions to carrying value	(1,034)	(1,381)
Total	12,538	6,569
Current portion of debt	3,500	—
Long-term debt	$9,038	$6,569

The Company’s net carrying amount of debt was comprised of the following:

	December 31,	December 31,
($ in thousands)	2024	2023
Term loan debt	$7,950	$5,000
Unamortized deferred finance costs and other reductions to carrying value	(1,381)	(279)
Total	6,569	4,721
Current portion of debt	—	750
Long-term debt	$6,569	$3,971

Schedule of maturities of long-term debt

Thus, the aggregate future principal payments due under the Term Loans are as follows:

Amount of
($ in thousands)	Principal
Year	Payment
2025 (October 1 through December 31)	$250
2026	3,750
2027	—
2028	9,572
Total	$13,572

The aggregate future principal payments under the Term Loans are as follows:

Amount of
($ in thousands)	Principal
Year Ending December 31,	Payment
2025	$—
2026	1,000
2027	1,000
2028	8,000
Total	$10,000